TAXES - Operating Loss Carryforwards (Details) - PRC - USD ($)	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
TAXES
Net operating loss carryforward period	5 years
Maximum net operating loss carryforward period - High-tech enterprises	10 years
Net operating losses	$ 6,727,650	$ 6,265,398